BORROWINGS - Non-recourse borrowings change in the unamortized financing fees of corporate borrowings (Details) - Non-recourse borrowings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Unamortized financing fees, beginning of year	$ (86)	$ (66)
Additional financing fees	(15)	(27)
Amortization of financing fees	5	5
Foreign exchange translation and other	3	2
Unamortized financing fees, end of year	$ (93)	$ (86)